UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04443
Investment Company Act File Number
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
March 31
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance California Limited Maturity Municipals Fund	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 100.8%

Principal Amount
(000’s omitted)	Security	Value

Escrowed/Prerefunded — 4.6%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18(1)	$281,165
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	574,304
181	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	189,467
55	Santa Margarita Water District, Prerefunded to 9/1/09, 6.10%, 9/1/14	58,059

		$1,102,995

Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$71,440

		$71,440

Hospital — 11.4%
$500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$480,595
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	491,045
500	California Health Facilities Financing Authority, (Scripps Health), 5.00%, 10/1/21	438,375
1,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	869,480
200	San Benito Health Care District, 5.375%, 10/1/12	184,872
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	300,912

		$2,765,279

Housing — 4.5%
$500	California Department of Veterans Affairs, Home Purchase Revenue, (AMT), 4.50%, 12/1/18	$447,780
750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	645,285

		$1,093,065

Industrial Development Revenue — 0.7%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$159,970

		$159,970

Insured-Education — 1.5%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$355,609

		$355,609

Insured-Electric Utilities — 8.2%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14	$1,073,050
500	California Pollution Control Financing Authority, Pollution Control Revenue, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	458,785
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	458,825

		$1,990,660

Insured-General Obligations — 18.5%
$400	Barstow Unified School District, (FGIC), (MBIA), 5.25%, 8/1/18	$421,000
500	Burbank Unified School District, (FGIC), (MBIA), 0.00%, 8/1/12	438,185
1,080	Fillmore Unified School District, (FGIC), (MBIA), 0.00%, 7/1/15	818,554

1

Principal Amount
(000’s omitted)	Security	Value

760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	836,836
750	Oakland Unified School District, Alameda County, (FGIC), (MBIA), 5.00%, 8/1/22	632,362
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	680,690
705	Ukiah Unified School District, (FGIC), (MBIA), 0.00%, 8/1/10	670,159

		$4,497,786

Insured-Hospital — 1.7%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$413,740

		$413,740

Insured-Lease Revenue/Certificates of Participation — 6.1%
$1,750	Anaheim Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$956,235
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	525,155

		$1,481,390

Insured-Other Revenue — 3.4%
$1,000	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (AGC), (FGIC), 5.00%, 6/1/35	$824,810

		$824,810

Insured-Special Tax Revenue — 6.4%
$1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	$996,140
500	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	557,240

		$1,553,380

Insured-Transportation — 10.8%
$1,000	Port of Oakland, (MBIA), (AMT), 5.00%, 11/1/21	$837,730
1,000	San Joaquin Hills Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	841,030
1,000	San Jose Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	948,630

		$2,627,390

Insured-Water and Sewer — 2.1%
$500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	$500,215

		$500,215

Lease Revenue/Certificates of Participation — 2.1%
$500	California Public Works, (University of California), 5.25%, 6/1/20	$518,155

		$518,155

Senior Living/Life Care — 3.1%
$230	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$186,495
670	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	562,847

		$749,342

Solid Waste — 1.3%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$323,967

		$323,967

Special Tax Revenue — 9.2%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$272,511
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	151,792
195	Corona Public Financing Authority, 5.70%, 9/1/13	183,080
100	Eastern Municipal Water District, 4.80%, 9/1/20	72,685

2

Principal Amount
(000’s omitted)	Security	Value

75	Eastern Municipal Water District, 4.85%, 9/1/21	53,379
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	199,898
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	32,947
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	64,698
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	388,323
145	Santa Margarita Water District, 6.10%, 9/1/14	141,369
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	185,512
100	Temecula Valley Unified School District, 4.75%, 9/1/21	70,327
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	189,466
250	Whittier Public Financing Authority, (Greenleaf Ave. Whittier Redevelopment), 5.50%, 11/1/16	226,603

		$2,232,590

Transportation — 4.9%
$1,000	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/31	$934,970
290	Port Redwood City, (AMT), 5.40%, 6/1/19	247,709

		$1,182,679

Total Tax-Exempt Investments — 100.8% (identified cost $25,767,470)		$24,444,462

Other Assets, Less Liabilities — (0.8)%		$(188,368)

Net Assets — 100.0%		$24,256,094

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 58.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 32.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	44 U.S. Treasury Bond	Short	$(5,505,002)	$(6,074,062)	$(569,060)

At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,736,338

Gross unrealized appreciation	$469,748
Gross unrealized depreciation	(1,761,624)

Net unrealized depreciation	$(1,291,876)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(569,060)
Level 2	Other Significant Observable Inputs	24,444,462	—
Level 3	Significant Unobservable Inputs	—	—

Total		$24,444,462	$(569,060)

*	Other financial instruments include futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance AMT-Free Limited Maturity Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 77.4%

Principal Amount
(000’s omitted)	Security	Value

Bond Bank — 1.8%
$1,000	Idaho Board Bank Authority, 5.00%, 9/15/22	$1,049,420

		$1,049,420

Education — 4.4%
$280	Indiana University, IN, 5.00%, 8/1/20	$293,793
1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.25%, 11/15/19(1)	1,127,610
1,000	Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,148,360

		$2,569,763

Electric Utilities — 7.3%
$1,000	Chesterfield County, VA, Industrial Development Authority, (Virginia Electric and Power Co.), 5.50%, 10/1/09	$1,001,480
1,000	Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24(2)	1,004,970
1,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	1,010,650
1,000	Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,079,310
135	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	132,056

		$4,228,466

Escrowed/Prerefunded — 4.1%
$1,000	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39	$1,189,320
1,000	Triborough Bridge and Tunnel Authority, NY, Prerefunded to 1/1/22, 5.50%, 1/1/30	1,175,940

		$2,365,260

General Obligations — 2.6%
$250	Henrico County, VA, (Public Improvements), 5.00%, 12/1/20	$271,273
500	Seattle, WA, 5.00%, 12/1/22	519,640
645	Will Grundy ETC Counties, IL, Community College District No. 525, 5.50%, 6/1/18	720,755

		$1,511,668

Health Care-Miscellaneous — 0.1%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$71,440

		$71,440

Hospital — 5.2%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$961,190
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	889,310
275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	283,110
480	Massachusetts Health and Educational Facilities Authority, (Caregroup, Inc.), 5.375%, 7/1/21	406,305
500	West Orange, FL, Healthcare District, 5.50%, 2/1/10	503,810

		$3,043,725

Insured-Education — 3.6%
$1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,087,140
1,000	Texas University Systems Financing Revenue, (FSA), 5.00%, 3/15/21	1,031,530

		$2,118,670

1

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 5.1%
$1,000	North Carolina Eastern Municipal Power Agency, (AGC), 5.25%, 1/1/19	$1,063,370
1,000	Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	1,025,500
850	South Carolina Public Service Authority, (FSA), 5.00%, 1/1/20	895,211

		$2,984,081

Insured-General Obligations — 6.0%
$1,000	Massachusetts, (AMBAC), 5.50%, 12/1/23(3)	$1,092,020
750	Miami-Dade County, FL, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	800,527
500	New York, NY, (FSA), 5.00%, 4/1/22	508,170
1,000	Philadelphia, PA, (AGC), 5.50%, 7/15/16(1)	1,081,770

		$3,482,487

Insured-Hospital — 0.1%
$40	Sarasota County, FL, Public Hospital, (MBIA), 5.25%, 7/1/18	$37,032

		$37,032

Insured-Other Revenue — 1.6%
$490	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	$403,544
500	Saint Johns County, FL, Industrial Development Authority, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	503,960

		$907,504

Insured-Special Tax Revenue — 4.7%
$1,755	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19(3)	$1,496,594
700	Mesa, AZ, Street and Highway Revenue, (FSA), 5.00%, 7/1/20	723,527
500	Tamarac, FL, Sales Tax, (FGIC), (MBIA), 5.00%, 4/1/18	512,460

		$2,732,581

Insured-Water and Sewer — 5.7%
$1,000	Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,030,040
1,000	Portland, OR, Sewer System Revenue, (FSA), 5.00%, 6/15/23	1,017,770
1,000	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,021,250
250	Tallahassee, FL, Consolidated Utility System, (FGIC), (MBIA), 5.50%, 10/1/19	275,930

		$3,344,990

Nursing Home — 0.4%
$235	Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$225,532

		$225,532

Other Revenue — 2.1%
$965	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$644,311
530	Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	581,182

		$1,225,493

Senior Living/Life Care — 0.6%
$590	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$351,363

		$351,363

Special Tax Revenue — 6.1%
$450	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$367,371

2

Principal Amount
(000’s omitted)	Security	Value

310	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11	186,267
85	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	78,462
155	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	101,065
230	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	138,577
130	FishHawk, FL, Community Development District II, 5.125%, 11/1/09	120,302
60	Longleaf, FL, Community Development District, 6.20%, 5/1/09	59,385
500	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	505,295
1,000	Massachusetts Transportation Authority, 5.25%, 7/1/20	1,104,130
170	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	68,000
140	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	111,455
295	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	263,523
100	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	74,582
100	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11	60,086
115	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	110,407
520	Tison’s Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11(4)	182,000

		$3,530,907

Transportation — 9.2%
$1,000	Maryland Transportation Authority, 5.25%, 3/1/19	$1,136,470
1,000	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	1,130,660
1,000	Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,015,500
1,000	Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,004,800
1,000	Texas State Transportation Commission First Tier, 5.00%, 4/1/21	1,059,950

		$5,347,380

Water and Sewer — 6.7%
$1,000	Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	$1,092,880
600	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/19	674,880
970	New York City, NY, Municipal Water Finance, 5.00%, 6/15/21	1,002,088
1,000	New York Environmental Facilities Corp., Clean Water, 5.50%, 6/15/16	1,155,340

		$3,925,188

Total Tax-Exempt Investments — 77.4% (identified cost $45,453,919)		$45,052,950

Short-Term Investments — 2.6%

Principal Amount
(000’s omitted)	Security	Value

$1,500	Long Island, NY, Power Authority, (FSA), (SPA: Dexia Credit Local), Variable Rate, 3.50%, 12/1/29(5)	$1,500,000

Total Short-Term Investments — 2.6% (identified cost $1,500,000)		$1,500,000

Total Investments — 80.0% (identified cost $46,953,919)		$46,552,950

Other Assets, Less Liabilities — 20.0%		$11,659,355

Net Assets — 100.0%		$58,212,305

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

SPA	-	Standby Bond Purchase Agreement
At December 31, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Florida	14.7%
New York	12.8%
Other, representing less than 10% individually	52.5%

3

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 36.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 12.2% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Defaulted bond.

(5)	Variable rate demand obligation. The stated interest rate represents the rate in effect at December 31, 2008.

4

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	40 U.S. Treasury Bond	Short	$(4,999,235)	$(5,521,875)	$(522,640)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,949,734

Gross unrealized appreciation	$1,829,822
Gross unrealized depreciation	(2,226,606)

Net unrealized depreciation	$(396,784)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(522,640)
Level 2	Other Significant Observable Inputs	46,552,950	—
Level 3	Significant Unobservable Inputs	—	—

Total		$46,552,950	$(522,640)

*	Other financial instruments include futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Massachusetts Limited Maturity Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 95.5%

Principal Amount
(000’s omitted)	Security	Value

Education — 15.0%
$1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	$1,031,090
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	343,040
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,122,310
1,000	Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,049,180
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,164,470
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	1,842,893
100	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	110,696
200	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	221,582
150	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	163,073
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	857,610
750	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.70%, 6/1/18	752,678

		$8,658,622

Electric Utilities — 0.9%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$500,785

		$500,785

Escrowed/Prerefunded — 10.8%
$1,000	Boston, Prerefunded to 2/1/11, 5.00%, 2/1/18	$1,071,530
580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	627,914
985	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,041,707
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,318,883
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	760,770
400	Rail Connections, Inc., (Route 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	409,360

		$6,230,164

General Obligations — 9.7%
$500	Burlington, 5.00%, 2/1/15	$563,685
500	Burlington, 5.00%, 2/1/16	568,090
750	Falmouth, 5.25%, 2/1/16	806,813
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,092,820
1,100	Wellesley, 5.00%, 6/1/16	1,251,635
1,150	Wellesley, 5.00%, 6/1/17	1,309,470

		$5,592,513

Health Care-Miscellaneous — 0.5%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$110,359
90	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	79,281
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	71,440

		$261,080

Hospital — 8.2%
$600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	$611,106
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	876,323

1

Principal Amount
(000’s omitted)	Security	Value

295	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	295,044
1,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	898,250
250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/09	253,405
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	763,778
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.50%, 7/1/10	1,034,390

		$4,732,296

Industrial Development Revenue — 2.5%
$1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 6.90%, 12/1/29	$995,690
745	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	437,255

		$1,432,945

Insured-Education — 4.6%
$1,545	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	$1,569,735
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,082,510

		$2,652,245

Insured-Electric Utilities — 6.7%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/12	$1,025,500
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,018,570
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	1,835,300

		$3,879,370

Insured-Escrowed/Prerefunded — 5.0%
$1,000	Boston, (MBIA), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,095,700
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.375%, 5/15/15	1,105,710
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	688,905

		$2,890,315

Insured-General Obligations — 6.7%
$3,105	Boston, (MBIA), 0.125%, 3/1/22	$1,673,098
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,092,410
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,072,300

		$3,837,808

Insured-Hospital — 1.4%
$1,000	Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (MBIA), 5.25%, 7/1/21	$832,700

		$832,700

Insured-Pooled Loans — 2.1%
$1,545	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	$1,216,718

		$1,216,718

Insured-Solid Waste — 3.2%
$1,000	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/13	$996,470
890	Massachusetts Development Finance Agency, (SEMASS System), (MBIA), 5.625%, 1/1/16	859,580

		$1,856,050

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue — 3.1%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,776,160

		$1,776,160

Insured-Transportation — 2.3%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$297,265
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,028,160

		$1,325,425

Other Revenue — 1.0%
$500	Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	$548,910

		$548,910

Senior Living/Life Care — 1.8%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$485,778
600	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.50%, 11/15/22	355,374
275	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	210,936

		$1,052,088

Solid Waste — 1.6%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$890,700

		$890,700

Special Tax Revenue — 3.0%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,144,330
500	Massachusetts Special Obligations, 5.00%, 6/1/14	552,615

		$1,696,945

Transportation — 4.5%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,020,000
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,567,040

		$2,587,040

Water and Sewer — 0.9%
$500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	$539,015

		$539,015

Total Tax-Exempt Investments — 95.5% (identified cost $55,737,908)		$54,989,894

Other Assets, Less Liabilities — 4.5%		$2,603,682

Net Assets — 100.0%		$57,593,576

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 36.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 18.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	48 U.S. Treasury Bond	Short	$(5,969,410)	$(6,626,250)	$(656,840)
3/09	41 U.S. Treasury Note	Short	(4,763,544)	(5,155,750)	(392,206)

					$(1,049,046)

At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,718,669

Gross unrealized appreciation	$2,011,224
Gross unrealized depreciation	(2,739,999)

Net unrealized depreciation	$(728,775)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	Quoted Prices	$—	$(1,049,046)
Level 2	Other Significant Observable Inputs	54,989,894	—
Level 3	Significant Unobservable Inputs	—	—

Total		$54,989,894	$(1,049,046)

*	Other financial instruments include futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance National Limited Maturity Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 96.1%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.7%
$1,620	Carbon County, PA, Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,637,253
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	764,518
625	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	452,806
1,600	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	1,439,392

		$4,293,969

Education — 1.1%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	$2,020,740
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	308,750
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	184,850
1,580	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	1,805,466
1,700	University of Illinois, 0.00%, 4/1/15	1,328,448
1,000	University of Illinois, 0.00%, 4/1/16	739,720

		$6,387,974

Electric Utilities — 7.1%
$6,500	Chesterfield County, VA, Industrial Development Authority, (Virginia Electric and Power Co.), 5.50%, 10/1/09	$6,509,620
2,900	Delaware County, PA, Industrial Development Authority Pollution Control, (Peco Energy Co.), 4.00%, 12/1/12	2,863,518
2,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,021,300
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,355,275
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	2,979,667
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,037,690
3,800	Ohio Air Quality Development Authority, (Ohio Power Company), (AMT), Variable Rate, until 6/1/10, 7.125%, 6/1/41	3,798,670
5,000	Pennsylvania Economic Development Financing Authority, Pollution Control, (PPL Electric Utility Corp.), Variable Rate, until 10/1/10, 4.85%, 10/1/23	4,982,100
3,000	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 6.00%, 10/1/38	2,962,050
6,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), Variable Rate, until 3/1/13, 5.25%, 11/1/37	6,094,790
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,151,813
685	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	684,959
1,365	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	1,335,229
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,515,000

		$41,291,681

Escrowed/Prerefunded — 3.3%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,686,990
45	Highlands County Health Facilities Authority, (Adventist Bolingbrook), Escrowed to Maturity, 5.00%, 11/15/16	51,984
65	Highlands County Health Facilities Authority, (Adventist Bolingbrook), Prerefunded 11/15/16, 5.125%, 11/15/20	74,570
85	Highlands County Health Facilities Authority, (Adventist Bolingbrook), Prerefunded 11/15/16, 5.125%, 11/15/22	97,514
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,312,690

Principal Amount
(000’s omitted)	Security	Value

$125	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	$129,340
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,272,020
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,364,267
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,247,640
455	North Miami, FL, Health Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	468,650
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,199,240
5,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,842,900
125	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	126,019

		$18,873,824

General Obligations — 5.3%
$1,000	Chemeketa, OR, Community College District, 5.50%, 6/15/22	$1,079,340
6,500	Klein, TX, Independent School District, 3.75%, 8/1/21	6,090,695
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	11,188,500
1,035	New York City, NY, 5.625%, 12/1/13	1,094,595
10,000	Wake County, NC, 5.00%, 2/1/16	11,389,300

		$30,842,430

Health Care-Miscellaneous — 0.3%
$640	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$563,776
1,200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	857,280
309	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(1)	316,875

		$1,737,931

Hospital — 8.9%
$6,500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$6,247,735
550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	557,893
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,746,125
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,439,600
1,205	Highlands County Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,175,851
1,860	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,679,059
2,835	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,465,571
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50%, 1/15/47	2,841,392
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	991,950
5,380	Massachusetts Health and Educational Facilities Authority, (Caregroup, Inc.), 5.375%, 7/1/21	4,554,009
7,470	Michigan Hospital Finance Authority, (Ascension Health Care), 5.00%, 11/1/27(2)	7,696,490
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	839,890
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	1,964,040
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,701,297
2,085	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,330,063
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,472,197
2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,009,000
6,785	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/15	6,960,664
1,000	Sullivan County, TN, Health Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	781,550
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	982,460
250	University of Kansas Hospital Authority, 5.00%, 9/1/17	241,623

		$51,678,459

Housing — 0.5%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,150,950
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	409,986
640	Sandoval County, NM, Multifamily, 6.00%, 5/1/32(1)	423,187

Principal Amount
(000’s omitted)	Security	Value

$95	Texas Student Housing Corp., (University of North Texas), 3.281%, 7/1/49(3)	$80,752

		$3,064,875

Industrial Development Revenue — 8.9%
$400	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	$350,328
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00%, 5/1/29	796,305
3,000	De Soto Parish, LA, (International Paper Co.), (AMT), 5.00%, 11/1/18	2,012,010
860	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	421,907
1,905	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	936,498
4,400	Gilliam County, OR, Solid Waste Revenue, 4.15%, 8/1/25	4,351,556
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	1,820,840
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,228,743
9,990	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	7,814,378
1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 6.90%, 12/1/29	995,690
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	809,300
5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	4,038,224
1,430	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,033,390
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	823,349
3,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc. — JFK International Airport), (AMT), 7.50%, 8/1/16	2,220,960
2,750	New York City, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,619,017
5,000	New York City, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	4,685,250
1,850	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,438,301
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	6,053,820
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,822,909
7,605	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,463,527

		$51,736,302

Insured-Education — 1.3%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$1,817,843
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,386,127
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	339,665

		$7,543,635

Insured-Electric Utilities — 3.1%
$750	California Pollution Control Financing Authority, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$688,177
8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00%, 12/1/34	8,079,120
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), 5.25%, 2/1/16	3,260,850
4,225	Long Island Power Authority, NY, (FGIC), 5.00%, 12/1/19	4,275,996
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	399,692
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	908,960

		$17,612,795

Insured-Escrowed/Prerefunded — 2.7%
$425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$430,134
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,140,140
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,416,490
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,277,660
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,138,830

Principal Amount
(000’s omitted)	Security	Value

$5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 5.00%, 11/15/24	$5,694,150
1,400	Springfield, OH, City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	1,559,474

		$15,656,878

Insured-General Obligations — 8.0%
$8,000	Boston, MA, (MBIA), 0.125%, 3/1/22	$4,310,720
500	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	568,130
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,365,500
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,151,279
625	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	674,406
10,000	Miami, FL, (Homeland Defense), (MBIA), 5.00%, 1/1/19	10,339,600
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	5,431,907
3,440	Philadelphia, PA, (AGC), 5.25%, 7/15/15(4)	3,679,906
5,000	Puerto Rico, (AGC), 5.00%, 7/1/16	4,881,000
2,150	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	2,206,760
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	754,580
10,000	Washington, (AMBAC), 0.00%, 12/1/22	4,841,900
4,275	West Virginia, (FGIC), (MBIA), 0.00%, 11/1/21	2,229,669

		$46,435,357

Insured-Hospital — 1.8%
$1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/11	$1,034,740
1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/12	1,032,150
1,000	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/13	1,034,460
500	Harris County, TX, Hospital District, (MBIA), 5.00%, 2/15/14	516,910
3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/19	3,263,028
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/20	3,241,822

		$10,123,110

Insured-Lease Revenue/Certificates of Participation — 0.7%
$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25%, 7/1/32	$2,011,920
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,876,854

		$3,888,774

Insured-Other Revenue — 2.9%
$10,775	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (MBIA), 5.00%, 3/1/13	$10,736,210
4,930	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	4,060,151
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	892,380
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,057,260

		$16,746,001

Insured-Pooled Loans — 2.8%
$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,124,400
14,205	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	11,186,722

		$16,311,122

Insured-Special Tax Revenue — 5.0%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,032,850
7,020	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	5,913,367
1,000	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/23	830,200
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (FSA), 5.25%, 11/1/20	11,103,800
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,362,145
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,550,500

		$28,792,862

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation — 7.1%
$2,295	Chicago, IL, O’Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,239,782
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,010,490
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	996,390
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,037,500
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	1,486,325
2,880	Metropolitan Airport Authority System, DC, (AMBAC), (AMT), 5.00%, 10/1/21	2,485,498
8,125	Miami-Dade County, FL, Aviation, (MBIA), (AMT), 5.25%, 10/1/15	7,824,050
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	989,920
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	1,995,700
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,447,003
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20(5)	5,249,000
1,000	Ohio Turnpike Commission, (MBIA), (FGIC), 5.50%, 2/15/18	1,128,740
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,025,410
9,285	St. Louis, MO, Airport, (Lambert-St. Louis International Airport), (FSA), 5.00%, 7/1/20	9,285,000
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	1,949,360

		$41,150,168

Insured-Water and Sewer — 0.4%
$2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	$2,476,531

		$2,476,531

Lease Revenue/Certificates of Participation — 3.8%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$7,642,636
5,265	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,268,528
2,240	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,173,584
2,020	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,897,507
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,673,842
1,855	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,387,280

		$22,043,377

Nursing Home — 0.3%
$2,565	Connecticut State Development Authority, (Alzheimers Resource Center), 5.20%, 8/15/17	$1,931,599

		$1,931,599

Other Revenue — 3.9%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$880,710
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(2)	716,948
4,490	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	2,997,883
1,220	Central Falls, RI, Detention Facility, 7.25%, 7/15/35	682,505
400	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(2)	386,876
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	3,542,355
5,130	Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	3,814,360
240	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	212,614
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	562,478
5,000	Seminole Tribe of Florida, 5.75%, 10/1/22(2)	3,267,150
1,700	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	85,680
4,500	Tennessee Energy Acquisition Corp., 5.00%, 9/1/16	3,744,360
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(2)	1,266,510
265	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	251,117

		$22,411,546

Pooled Loans — 0.6%
$1,120	Idaho Board Bank Authority, 5.00%, 9/15/21	$1,190,202
1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,321,840

Principal Amount
(000’s omitted)	Security	Value

$790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	$787,701

		$3,299,743

Senior Living/Life Care — 1.1%
$735	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$522,107
1,105	Arizona Health Facilities Authority, (Care Institute, Inc. — Mesa), 7.625%, 1/1/49(6)	753,831
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	840,070
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	386,505
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	179,272
1,350	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	997,866
1,150	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.50%, 11/15/22	681,134
640	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	490,906
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	683,572
495	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	294,787
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	336,821

		$6,166,871

Solid Waste — 1.1%
$4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$3,562,800
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	2,592,690

		$6,155,490

Special Tax Revenue — 3.2%
$965	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$787,807
250	Black Hawk, CO, Device Tax, 5.00%, 12/1/18	207,050
1,251	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	786,741
265	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11	159,228
260	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	240,001
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	910,660
550	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	358,617
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,177,907
685	FishHawk, FL, Community Development District II, 5.125%, 11/1/09	633,899
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	183,240
45	Longleaf, FL, Community Development District, 6.20%, 5/1/09	44,539
3,750	Mahoning County, OH, (Sales Tax), 5.00%, 12/1/10	3,748,012
2,000	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	2,021,180
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	2,599,950
1,130	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	452,000
850	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	676,693
375	Park Meadows, CO, Business Improvement District, 5.00%, 12/1/17	288,465
1,425	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,062,793
1,400	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11	841,204
350	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	336,021
2,960	Tison’s Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11(7)	1,036,000
125	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	125,064

		$18,677,071

Transportation — 6.3%
$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$743,007
3,510	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	2,071,005
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,561,050
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	11,129,100
5,000	Metropolitan Airport Authority System, DC, (AMT), 5.50%, 10/1/19	4,714,700

Principal Amount
(000’s omitted)	Security	Value

$5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$5,105,550
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	968,770
10,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	9,205,200

		$36,498,382

Water and Sewer — 3.9%
$5,000	Fairfax County, VA, Water Authority, 5.00%, 4/1/18(8)	$5,558,900
10,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	10,916,700
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,763,200

		$22,238,800

Total Tax-Exempt Investments — 96.1% (identified cost $609,611,802)		$556,067,557

Other Assets, Less Liabilities — 3.9%		$22,390,750

Net Assets — 100.0%		$578,458,307

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

SUNY	- State University of New York

XLCA	- XL Capital Assurance, Inc.

At December 31, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Florida	12.0%
Others, representing less than 10% individually	84.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 37.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 15.3% of total investments.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate value of these securities is $9,919,901 or 1.7% of the Fund’s net assets.

(2)	Security represents the underlying municipal bond of a tender option bond trust.

(3)	Security is in default and is making only partial interest payments.

(4)	When-issued security.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Security is in default with respect to scheduled principal payments.

(7)	Defaulted bond.

(8)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	439 10-Year U.S. Treasury Note	Short	$(51,004,776)	$(55,204,250)	$(4,199,474)
3/09	550 U.S. Treasury Bond	Short	(68,563,543)	(75,925,781)	(7,362,238)

					$(11,561,712)

At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$604,485,205

Gross unrealized appreciation	$7,680,817
Gross unrealized depreciation	(61,078,465)

Net unrealized depreciation	$(53,397,648)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(11,561,712)
Level 2	Other Significant Observable Inputs	556,067,557	—
Level 3	Significant Unobservable Inputs	—	—

Total		$556,067,557	$(11,561,712)

*	Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance New Jersey Limited Maturity Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 94.6%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 1.0%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$397,660

		$397,660

Escrowed/Prerefunded — 10.4%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$422,660
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,838,916
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	319,482
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	637,098
750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/11	812,347

		$4,030,503

General Obligations — 2.7%
$500	Jersey City School District, 6.25%, 10/1/10	$533,390
500	Monmouth County Improvement Authority, 5.00%, 12/1/21	525,440

		$1,058,830

Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$71,440

		$71,440

Hospital — 7.8%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$734,340
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	530,365
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	367,179
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	443,295
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	427,155
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	517,270

		$3,019,604

Housing — 1.1%
$500	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 5.10%, 10/1/23	$438,490

		$438,490

Industrial Development Revenue — 1.1%
$350	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	$144,407
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	257,296

		$401,703

1

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 5.9%
$545	New Jersey Educational Facilities Authority, (Montclair State University), (MBIA), 3.75%, 7/1/24	$425,073
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	944,600
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	922,851

		$2,292,524

Insured-Electric Utilities — 1.6%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$630,538

		$630,538

Insured-Escrowed/Prerefunded — 3.8%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	$1,472,809

		$1,472,809

Insured-General Obligations — 13.3%
$330	Clearview Regional High School District, (FGIC), (MBIA), 5.375%, 8/1/15	$351,991
250	Freehold Regional High School District, (FGIC), (MBIA), 5.00%, 3/1/18	277,028
470	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	534,042
1,000	Jackson Township School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	1,073,100
725	Monroe Township Board of Education, (FGIC), (MBIA), 5.20%, 8/1/11	765,143
825	Monroe Township Board of Education, (FGIC), (MBIA), 5.20%, 8/1/14	893,591
1,120	New Jersey, (AMBAC), 5.25%, 7/15/19	1,246,851

		$5,141,746

Insured-Lease Revenue/Certificates of Participation — 4.2%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,065,080
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	572,920

		$1,638,000

Insured-Transportation — 6.5%
$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$522,180
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,106,960
770	Port Authority of New York and New Jersey, (FGIC), (MBIA), (AMT), 4.50%, 10/1/20	667,367
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	234,917

		$2,531,424

Insured-Water and Sewer — 11.2%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,050,329
1,000	North Hudson Sewer Authority, (MBIA), 5.125%, 8/1/22	973,720
1,020	Passaic Valley Water Commission, (FSA), 5.00%, 12/15/17	1,137,657
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	418,778
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	396,421
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	375,262

		$4,352,167

Lease Revenue/Certificates of Participation — 5.8%
$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24(1)	$1,162,238
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,085,330

		$2,247,568

2

Principal Amount
(000’s omitted)	Security	Value

Nursing Home — 1.3%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$507,420

		$507,420

Pooled Loans — 5.6%
$2,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$2,159,700

		$2,159,700

Senior Living/Life Care — 2.3%
$520	New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$501,087
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	364,572

		$865,659

Special Tax Revenue — 2.0%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$433,325
180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	173,137
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	178,400

		$784,862

Transportation — 6.8%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,021,110
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	920,520
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	705,334

		$2,646,964

Total Tax-Exempt Investments — 94.6% (identified cost $37,304,466)		$36,689,611

Other Assets, Less Liabilities — 5.4%		$2,086,735

Net Assets — 100.0%		$38,776,346

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 49.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 25.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

     A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	67 U.S. Treasury Bond	Short	$(8,373,719)	$(9,249,141)	$(875,422)

At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$37,264,071

Gross unrealized appreciation	$1,209,390
Gross unrealized depreciation	(1,783,850)

Net unrealized depreciation	$(574,460)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(875,422)
Level 2	Other Significant Observable Inputs	36,689,611	—
Level 3	Significant Unobservable Inputs	—	—

Total		$36,689,611	$(875,422)

*	Other financial instruments include futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance New York Limited Maturity Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 96.5%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.5%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$412,950

		$412,950

Education — 3.5%
$1,500	New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	$1,573,425
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	668,214
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	674,019

		$2,915,658

Electric Utilities — 2.9%
$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70%, 6/1/36	$2,442,350

		$2,442,350

Escrowed/Prerefunded — 4.4%
$1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	$1,111,160
70	New York Urban Development Corp., (Correctional and Youth Facilities), Prerefunded to 1/1/11, 5.50%, 1/1/17	75,735
25	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	26,725
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,277,979
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,177,600

		$3,669,199

Health Care-Miscellaneous — 0.7%
$90	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$79,281
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	142,880
100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	90,894
400	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	310,832

		$623,887

Hospital — 8.2%
$370	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$304,025
130	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	129,012
265	Nassau County Industrial Development Agency, (North Shore Health System), 5.625%, 11/1/10	271,270
460	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	477,002
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	1,928,360
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	911,960
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	171,572
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	408,620
415	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	264,737
180	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	172,242
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,199,946
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	664,395

		$6,903,141

FJ1E

1

Principal Amount
(000’s omitted)	Security	Value

Housing — 3.2%
$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$885,200
2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	1,770,720

		$2,655,920

Industrial Development Revenue — 6.9%
$1,000	Dutchess County Industrial Development Agency, (IBM Corporation), (AMT), Variable Rate, 5.45%, 12/1/29	$1,019,220
1,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,173,330
1,250	New York City Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	1,190,462
1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	865,470
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	169,808
1,500	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	663,825
1,250	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	733,650

		$5,815,765

Insured-Education — 10.6%
$1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	$949,860
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,069,700
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,299,300
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,105,980
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,143,026
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,157,380
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,101,050
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,047,590

		$8,873,886

Insured-Electric Utilities — 6.1%
$2,500	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/22	$2,414,775
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	388,990
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,155,038
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,136,200

		$5,095,003

Insured-Escrowed/Prerefunded — 1.0%
$500	New York Dormitory Authority, (Mental Health Services), (MBIA), Prerefunded to 8/15/11, 5.50%, 8/15/13	$551,650
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	291,938

		$843,588

Insured-General Obligations — 3.9%
$500	Clarence Central School District, (FSA), 5.00%, 5/15/17	$530,475
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,048,940
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	1,735,584

		$3,314,999

Insured-Hospital — 2.7%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,755,184
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	526,200

		$2,281,384

FJ1E

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue/Certificates of Participation — 2.5%
$1,000	New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (FSA), 5.25%, 8/15/20	$1,047,960
1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	1,058,330

		$2,106,290

Insured-Special Tax Revenue — 6.6%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,960,267
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,249,240
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,321,410

		$5,530,917

Insured-Transportation — 9.2%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,063,450
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,080,830
1,000	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17	984,370
2,235	New York State Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,441,402
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,135,501

		$7,705,553

Lease Revenue/Certificates of Participation — 1.9%
$500	New York Urban Development Corp., 5.00%, 1/1/18	$526,655
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,044,198

		$1,570,853

Other Revenue — 0.7%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$611,535

		$611,535

Senior Living/Life Care — 0.4%
$400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$311,088

		$311,088

Solid Waste — 2.9%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00%, 12/1/10	$716,970
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	1,728,460

		$2,445,430

Special Tax Revenue — 8.7%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,208,115
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	534,705
865	New York City Transitional Finance Authority, (Future Tax), 4.75%, 11/15/23	849,663
480	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	486,029
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,062,870
3,000	New York State Local Government Assistance Corp., 5.25%, 4/1/16	3,187,620

		$7,329,002

Transportation — 2.2%
$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$957,890
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	920,520

		$1,878,410

FJ1E

3

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer — 6.8%
$1,000	Erie County Water Authority, 5.00%, 12/1/18	$1,095,400
2,430	New York City Municipal Water Finance, 5.00%, 6/15/21	2,510,384
515	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/18	543,320
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,042,540
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	537,290

		$5,728,934

Total Tax-Exempt Investments — 96.5% (identified cost $85,569,581)		$81,065,742

Other Assets, Less Liabilities — 3.5%		$2,911,448

Net Assets — 100.0%		$83,977,190

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 44.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 13.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

FJ1E

4

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	63 U.S. Treasury Bond	Short	$(7,846,350)	$(8,696,953)	$(850,603)

3/09	94 U.S. Treasury Note	Short	(10,921,296)	(11,820,500)	(899,204)
					$(1,749,807)
The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$85,602,560

Gross unrealized appreciation	$1,981,412
Gross unrealized depreciation	(6,518,230)

Net unrealized depreciation	$(4,536,818)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(1,749,807)
Level 2	Other Significant Observable Inputs	81,065,742	—
Level 3	Significant Unobservable Inputs	—	—

Total		$81,065,742	$(1,749,807)

*	Other financial instruments include futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

FJ1E

5

Eaton Vance Ohio Limited Maturity Municipals Fund	as of December 31, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 94.9%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.4%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$73,735

		$73,735

Education — 5.2%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$518,215
500	Ohio State University General Receipts, 5.25%, 12/1/17	535,380

		$1,053,595

Electric Utilities — 1.0%
$200	Ohio Air Quality Development Authority, (Ohio Power Company), (AMT), Variable Rate, until 6/1/10, 7.125%, 6/1/41	$199,930

		$199,930

Escrowed/Prerefunded — 0.9%
$165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	$181,205

		$181,205

General Obligations — 5.1%
$395	Franklin County, 5.00%, 12/1/12	$436,060
500	Hamilton School District, 6.15%, 12/1/15	588,445

		$1,024,505

Health Care-Miscellaneous — 0.4%
$90	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$79,281

		$79,281

Hospital — 5.6%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$549,225
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	502,620
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	81,596

		$1,133,441

Housing — 1.0%
$200	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$201,362

		$201,362

Industrial Development Revenue — 6.3%
$500	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$503,210
100	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	77,746
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	499,630
310	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	181,945

		$1,262,531

1

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 3.6%
$750	Cleveland-Cuyahoga County Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$734,752

		$734,752

Insured-Escrowed/Prerefunded — 6.9%
$300	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.25%, 1/1/14	$315,888
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	397,362
600	Springfield City School District, Clark County, (FGIC), Prerefunded to 12/1/11, 5.00%, 12/1/17	668,346

		$1,381,596

Insured-General Obligations — 22.4%
$200	Amherst School District, (MBIA), (FGIC), 5.00%, 12/1/11	$211,040
250	Athens City School District, (FSA), 5.45%, 12/1/10	266,653
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/09	260,288
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	242,851
225	Finneytown Local School District, (MBIA), (FGIC), 6.15%, 12/1/11	247,124
1,000	Hilliard School District, (MBIA), (FGIC), 0.00%, 12/1/14	805,790
175	Scioto Valley and Ross County School District, (MBIA), (FGIC), 0.00%, 12/1/11	158,862
550	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	564,520
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12	555,200
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	686,965
460	Wyoming School District, (MBIA), (FGIC), 5.75%, 12/1/17	511,975

		$4,511,268

Insured-Hospital — 2.5%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$507,835

		$507,835

Insured-Industrial Development Revenue — 2.7%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$538,605

		$538,605

Insured-Lease Revenue/Certificates of Participation — 2.7%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$541,270

		$541,270

Insured-Other Revenue — 2.7%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20	$537,765

		$537,765

Insured-Special Tax Revenue — 1.1%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$220,235

		$220,235

Insured-Transportation — 5.5%
$250	Cleveland Airport System, (FSA), 5.00%, 1/1/23	$250,490
750	Ohio Turnpike Commission, (MBIA), (FGIC), 5.50%, 2/15/18	846,555

		$1,097,045

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 2.5%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$507,841

		$507,841

Lease Revenue/Certificates of Participation — 0.8%
$180	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$155,668

		$155,668

Other Revenue — 2.0%
$310	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$206,981
300	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	190,764

		$397,745

Pooled Loans — 4.7%
$240	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$175,550
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	299,956
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	249,273
315	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	212,042

		$936,821

Special Tax Revenue — 1.2%
$250	Mahoning County (Sales Tax), 5.00%, 12/1/10	$249,868

		$249,868

Transportation — 1.4%
$250	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	$282,665

		$282,665

Water and Sewer — 6.3%
$400	Cincinnati Water System, 4.50%, 12/1/21	$405,496
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	546,125
280	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20(1)	310,948

		$1,262,569

Total Tax-Exempt Investments — 94.9% (identified cost $19,014,798)		$19,073,133

Other Assets, Less Liabilities — 5.1%		$1,020,629

Net Assets — 100.0%		$20,093,762

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	- CIFG Assurance North America, Inc.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 55.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 23.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	5 U.S. Treasury Bond	Short	$(625,647)	$(690,235)	$(64,588)
3/09	15 U.S. Treasury Note	Short	(1,742,760)	(1,886,250)	(143,490)

					$(208,078)

At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,014,617

Gross unrealized appreciation	$768,145
Gross unrealized depreciation	(709,629)

Net unrealized appreciation	$58,516

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(208,078)
Level 2	Other Significant Observable Inputs	19,073,133	—
Level 3	Significant Unobservable Inputs	—	—

Total		$19,073,133	$(208,078)

*	Other financial instruments include futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Pennsylvania Limited Maturity Municipals Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 98.7%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.2%
$310	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$313,301
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	253,572

		$566,873

Education — 2.2%
$1,040	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$1,069,806

		$1,069,806

Electric Utilities — 1.6%
$500	Pennsylvania Economic Development Financing Authority, Pollution Control, (PPL Electric Utility Corp.), Variable Rate, until 10/1/10, 4.85%, 10/1/23	$498,210
400	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	301,488

		$799,698

Escrowed/Prerefunded — 2.8%
$250	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$281,855
500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	546,775
520	Lehigh County General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	538,694

		$1,367,324

General Obligations — 3.3%
$500	Bucks County, 5.125%, 5/1/21	$536,665
1,000	Daniel Boone Area School District, 5.00%, 8/15/19	1,058,360

		$1,595,025

Health Care-Miscellaneous — 0.3%
$200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$142,880

		$142,880

Hospital — 8.1%
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$499,690
500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	498,525
635	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	593,249
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	172,368
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	877,660
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	517,465
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	794,816

		$3,953,773

1

Principal Amount
(000’s omitted)	Security	Value

Housing — 2.3%
$1,335	Allegheny County Residential Finance Authority, Single Family Mortgages, (AMT), 4.80%, 11/1/22	$1,139,663

		$1,139,663

Industrial Development Revenue — 4.3%
$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$474,796
500	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania Inc.), (AMT), 6.75%, 10/1/18	513,505
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	331,912
750	Schuylkill County Industrial Development Authority, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	745,425

		$2,065,638

Insured-Cogeneration — 2.3%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,111,331

		$1,111,331

Insured-Education — 6.4%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,018,880
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,068,375

		$3,087,255

Insured-Electric Utilities — 3.2%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,569,975

		$1,569,975

Insured-Escrowed/Prerefunded — 19.4%
$1,000	Council Rock School District, (MBIA), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,096,120
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	541,415
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,095,560
1,000	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,140,140
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,103,270
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,091,440
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,326,650

		$9,394,595

Insured-General Obligations — 20.8%
$1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16	$751,332
1,250	Cranberry Township, (FGIC), (MBIA), 5.00%, 12/1/20	1,271,637
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,431,933
1,355	McKeesport, (FGIC), (MBIA), 0.00%, 10/1/11	1,241,546
1,000	Palmyra Area School District, (FGIC), (MBIA), 5.00%, 5/1/17	1,048,170
1,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	1,135,420
1,000	Philadelphia School District, (FSA), 5.50%, 6/1/21	1,075,830
1,000	Reading School District, (FGIC), (MBIA), 0.00%, 1/15/12	892,760
1,250	Sto-Rox School District, (FGIC), (MBIA), 5.125%, 12/15/22	1,261,038

		$10,109,666

Insured-Hospital — 1.0%
$500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	$498,120

		$498,120

2

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue — 2.5%
$1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), (MBIA), 5.00%, 12/1/22	$1,237,590

		$1,237,590

Insured-Special Tax Revenue — 0.7%
$350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$329,126

		$329,126

Insured-Transportation — 8.5%
$1,000	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,006,990
590	Allegheny County Airport, (MBIA), (AMT), 5.75%, 1/1/12	593,139
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	1,055,950
1,000	Philadelphia Airport, (FGIC), (MBIA), (AMT), 5.375%, 7/1/14	979,080
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	507,405

		$4,142,564

Insured-Water and Sewer — 6.0%
$500	Allegheny County Sanitation Authority, (BHAC), (MBIA), 5.00%, 12/1/22(1)	$509,225
250	Allegheny County Sanitation Authority, (MBIA), 5.00%, 12/1/19	251,570
2,000	Altoona City Authority Water Revenue, (FSA), 5.25%, 11/1/19	2,158,180

		$2,918,975

Senior Living/Life Care — 1.6%
$390	Cliff House Trust, (AMT), 6.625%, 6/1/27(2)	$248,204
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	320,796
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	183,810

		$752,810

Transportation — 0.2%
$85	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$84,464

		$84,464

Total Tax-Exempt Investments — 98.7% (identified cost $48,284,139)		$47,937,151

Other Assets, Less Liabilities — 1.3%		$610,740

Net Assets — 100.0%		$48,547,891

AMBAC	- AMBAC Financial Group, Inc.

AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	- Berkshire Hathaway Assurance Corp.

FGIC	- Financial Guaranty Insurance Company

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 71.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 29.4% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security is in default with respect to scheduled principal payments.

3

     A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	49 U.S. Treasury Bond	Short	$(6,124,063)	$(6,764,297)	$(640,234)
3/09	40 U.S. Treasury Note	Short	(4,647,360)	(5,030,000)	(382,640)

					$(1,022,874)

At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$48,244,209

Gross unrealized appreciation	$1,764,339
Gross unrealized depreciation	(2,071,397)

Net unrealized depreciation	$(307,058)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective April 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(1,022,874)
Level 2	Other Significant Observable Inputs	47,937,151	—
Level 3	Significant Unobservable Inputs	—	—

Total		$47,937,151	$(1,022,874)

*	Other financial instruments include futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund held no investments or other financial instruments as of March 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 23, 2009

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 23, 2009